OPERATING SEGMENTS (Schedule of Percentage of Non-Current Assets) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage Of Entitys Non Current Assets	100.00%	100.00%
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage Of Entitys Non Current Assets	89.00%	82.00%
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage Of Entitys Non Current Assets	11.00%	18.00%